BALANCE SHEETS (USD $)	Dec. 31, 2012	Mar. 31, 2012
Current Assets
Cash	$ 162,279	$ 237,313
Prepaid Expenses	2,943	1,100
Total Current Assets	165,222	238,413
Non-Current Assets
Reclamation Deposit (note 3)	16,000	16,000
Total Non-Current Assets	16,000	16,000
Total Assets	181,222	254,413
Current Liabilities
Accounts Payable and Accrued Liabilities	3,000	1,070
Total Current Liabilities	3,000	1,070
Stockholders' Equity
Preferred Stock, Par Value $.0001 Authorized 5,000,000 shares, No shares issued at December 31, 2012 and March 31, 2012	0	0
Common Stock, Par Value $.0001 Authorized 500,000,000 shares, Issued 48,020,000 shares at December 31, 2012 (March 31, 2012 - 48,020,000)	4,802	4,802
Paid-In Capital	1,128,619	1,133,061
Deficit Accumulated Since Inception of Exploration Stage	(955,199)	(884,520)
Total Stockholders' Equity	178,222	253,343
Total Liabilities and Stockholders' Equity	$ 181,222	$ 254,413